Inventories, Net - Schedule of Inventories, Net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories, Net [Abstract]
Finished goods	¥ 1,096	¥ 778
Disposal		(778)
Less: provision	(1,096)
Inventories, net